Summary of Significant Accounting Policies (Polices)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Financial Statements and Principles of Consolidation

Basis of Financial Statements and Principles of Consolidation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the accompanying interim condensed consolidated financial statements and these related notes should be read in conjunction with the Company’s consolidated financial statements and related notes as of December 31, 2020 and 2019, and for the years ended December 31, 2020, 2019, and 2018. The condensed consolidated balance sheet as of December 31, 2020 included herein was derived from the audited financial statements as of that date but does not include all disclosures including notes required by GAAP.

The condensed consolidated financial statements include all normal recurring adjustments that, in the opinion of management, are necessary to present fairly the results for the interim periods presented. Interim results are not necessarily indicative of the results for the full year ending December 31, 2021.

The condensed consolidated financial statements include the accounts of BuzzFeed, Inc., and its wholly-owned and majority-owned subsidiaries, and any variable interest entities for which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation.

Certain prior year figures have been reclassified to conform to current period presentation.

Basis of Financial Statements and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BuzzFeed, Inc., and its wholly-owned and majority-owned subsidiaries. The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated in consolidation. Certain prior year figures have been reclassified to conform to current period presentation.

The Company evaluates its relationships with other entities to identify whether they are variable interest entities (“VIE”) in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation.

In August 2015, the Company signed a Joint Venture Agreement (“JVA”) with Yahoo Japan to establish and develop operations in Japan. BuzzFeed Japan will carry out the core BuzzFeed business in the Japanese language for the Japanese market. BuzzFeed Japan is a joint venture owned 51% by the Company, through its wholly-owned subsidiaries, BuzzFeed UK Limited, and The Huffington Post Holdings LLC and 24.5% by Z Holdings Corporation and 24.5% by Asahi Shimbun Company. BuzzFeed Japan is included as a consolidated subsidiary in the consolidated financial statements.

During 2020 the Company established Ganked Film Inc., a production company created solely for the purpose of producing a single film, which is considered a VIE. The Company is the primary beneficiary of Ganked Film Inc. as it has the ability to direct the activities that most significantly impact the economic performance of the entity, the obligation to absorb losses, and the right to receive benefits from the entity. As a result, Ganked Film Inc. is included as a consolidated subsidiary in the consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Due to the use of estimates inherent in the financial reporting process actual results could differ from those estimates.

Key estimates and assumptions relate primarily to revenue recognition, valuation allowances for deferred income tax assets, allowance for doubtful accounts, fair values used for stock-based compensation, fair values of acquired intangible assets, and useful lives of long-lived assets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Due to the use of estimates inherent in the financial reporting process actual results could differ from those estimates.

Key estimates and assumptions relate primarily to revenue recognition, valuation allowances for deferred income tax assets, allowance for doubtful accounts, fair values used for stock-based compensation, useful lives of fixed assets and capitalized software costs.

Fair Value Measurements

Fair Value Measurements

The fair value framework under the applicable authoritative guidance requires the categorization of assets and liabilities into three levels:

●	Level 1 — inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities
●	Level 2 — inputs are observable, either directly or indirectly, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
●	Level 3 — inputs are generally unobservable inputs and typically reflect management’s best estimate of assumptions that market participants would use in pricing the asset or liability.

The fair value of a financial instrument is the amount for which the instrument could be exchanged in a current transaction between willing parties. The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred rent, deferred revenue, other current liabilities, and debt approximate fair value. Marketable securities and money market funds are categorized as Level 1.

The Company’s non-financial assets, which include property, equipment, capitalized software costs, and intangibles, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur, or if an annual impairment test is required and the Company is required to evaluate the non-financial asset for impairment, a resulting asset impairment would require that the non-financial asset be recorded at its fair value.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents. The Company considers instruments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company’s cash and cash equivalents consist of demand deposits with financial institutions. Deposits held with these financial institutions may exceed the amount of insurance provided on such deposits. The associated risk of concentration is mitigated by banking with creditworthy institutions.

The Company classifies all cash whose use is limited by contractual provisions as restricted cash. Restricted cash at December 31, 2020 and 2019 relates to the requirement for the Company to maintain $15.5 million as collateral for two letters of credit in favor of the Company’s landlords. The Company may not access these funds until it vacates these office spaces. The termination date for these leases are 2023 and 2026.

The following table summarizes cash and cash equivalent and restricted cash in the consolidated balance sheets (in thousands):

	2020	2019
Cash and cash equivalents	$90,626	$58,524
Restricted	15,500	15,500
	$106,126	$74,024

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable are customer obligations due under normal trade terms, carried at their face value less an allowance for doubtful accounts if required. The Company determines its allowance for doubtful accounts based on the evaluation of the aging of its accounts receivable and on a customer-by-customer analysis of its high-risk customers. The Company’s reserve contemplates its historical loss rate on receivables, specific customer situations and the economic environments in which the Company operates.

The change in the Company’s allowance for doubtful accounts was as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Beginning balance	$1,122	$1,055	$640
Additions	1,208	449	482
Write-offs, net of recoveries	(943)	(382)	(67)
Ending balance	$1,387	$1,122	$1,055

As of December 31, 2020, the Company had four customers that represent 13%, 13%, 12% and 10% of net accounts receivable. As of December 31, 2019, the Company had two customers that represent 11% and 10% of net accounts receivable. The Company had two customers representing 13% and 10% of total revenue for the year ended December 31, 2020, two customers representing 12% and 10% of total revenue for the year ended December 31, 2019, and three customers representing 12%, 10% and 10% of total revenue for the year ended December 31, 2018.

Film Costs

Film Costs

Costs incurred to produce films (which include direct production costs, production overhead, acquisition costs and development costs) are capitalized when incurred. Capitalized film costs are amortized based upon the ratio of current period revenues to estimated total gross revenues to be earned from the film. Film costs, which relate to a feature film in production, totaled $2.1 million at December 31, 2020 and $nil at December 31, 2019 and were included in prepaid and other assets on the consolidated balance sheets. The Company expects to amortize all of these film costs within the next 12 months. No amortization of film costs was recorded during the years ended December 31, 2020, 2019 or 2018.

Film costs are stated at the lower of amortized cost or estimated fair value and are reviewed on a title-by-title basis when an event or change in circumstances indicates that the fair value of a film is less than its unamortized cost. During the years ended December 31, 2020, 2019 or 2018, the Company recorded no impairment charges related to film costs.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life. The estimated useful lives of property and equipment include: furniture and fixtures – 5 years; leasehold improvements – 7 to 11 years; computer equipment – 3 years; and video equipment – 3 years.

Capitalized Software Costs

Capitalized Software Costs

The Company capitalizes certain costs incurred for development of websites or software for internal use. The Company capitalizes development costs when preliminary development efforts are successfully completed, management has authorized and committed project funding and it is probable that the project will be completed and the software will be used as intended. Costs include payroll and payroll-related costs of employees directly associated with the development activities. Costs incurred for enhancements that are expected to result in additional features or functionality are capitalized and amortized over the estimated useful life of the enhancements, generally 1 to 3 years. Costs incurred in the preliminary and post-implementation stages of the Company’s products are expensed as incurred.

Investments

Investments

For equity investments in entities that the Company does not exercise significant influence over, if the fair value of the investment is not readily determinable, the investment is accounted for at cost, and adjusted for subsequent observable price changes. If the fair value of the investment is readily determinable, the investment is accounted for at fair value. The Company reviews equity investments without readily determinable fair values to determine whether they have been impaired.

As of December 31, 2020 and 2019, the Company had an equity investment without a readily determinable fair value. As of December 31, 2020 and 2019, the total carrying value of the investment, included in prepaid and other assets on the consolidated balance sheets, was $2.3 million and $1.8 million, respectively. The Company concluded that the fair value of the investment increased $0.5 million during the year ended December 31, 2020 as the result of observable price changes in orderly transactions for a similar investment in the same issuer.

Evaluation of Long-Lived Assets and Impairment

Evaluation of Long-Lived Assets and Impairment

The Company reviews its property and equipment and capitalized software costs for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If circumstances require a long-lived asset to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by the asset to its carrying value. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques which may include discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There was no impairment of long-lived assets for the years ended December 31, 2020, 2019, or 2018.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in a manner that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company primarily generates its revenue from advertising services and content, which includes strategic partnerships and promotional content, with the remaining balance from other arrangements, including commerce.

Advertising

The Company generates its advertising revenue from managing a customer’s internet advertising campaigns to target markets both via BuzzFeed’s proprietary sites as well as premium publishers (e.g., Facebook and Google). Our performance obligations typically consist of a promised number of ads delivered or a promised number of actions related to the ads (such as impressions or views). Advertising revenue is recognized in the period that the related views, impressions, or actions by users on advertisements are delivered. When ads are placed on the Company’s owned and operated or third parties’ properties, the Company generally recognizes revenue on a gross basis because the Company is primarily responsible for the delivery of the promised services, has pricing discretion, and controls the advertising inventory prior to transfer to the customer. In some cases, the Company utilizes third party intermediaries to facilitate the sale of advertising to the end customer. In these situations, while the Company is primarily responsible for the delivery of the promised services and controls the advertising inventory prior to transfer to the end customer, the Company typically does not have insight, and does not expect to have insight, into the gross amount paid by the end customer and therefore records as revenue the net amount received from the intermediary.

Content

The Company generates revenue from creating content, including promotional content and customer advertising. The Company’s performance obligations consist of Company-created content for use by its customers or the delivery of a promised number of actions related to the content (impressions or views). The revenue is recognized when the content, or the related action, is delivered.

Commerce

The Company participates in multiple marketplace arrangements with third parties such as Amazon whereby the Company provides affiliate links which redirect the audience to purchase products and/or services from the third parties. When the participant purchases a product and/or service, the Company receives a commission fee for that sale from the third parties. The revenue is recognized when a successful sale is made and the commission is earned.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of compensation-related expenses and costs incurred for the publishing of editorial, promotional, and news content across all platforms, as well as amounts due to third party websites and platforms to fulfill customers’ advertising campaigns. Web hosting and advertising serving platform costs are also included in cost of revenue.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of compensation-related expenses for sales employees. In addition, marketing and sales-related expenses include advertising costs, market research, and branding.

General and Administrative

General and Administrative

General and administrative expense consists primarily of compensation-related expenses for corporate employees. Also, it consists of expense for facilities, professional services fees, insurance costs, and other general overhead costs.

Research and Development

Research and Development

Research and development (“R&D”) expenses consist primarily of compensation-related expenses incurred for the development of, enhancements to, and maintenance of the Company’s website, technology platforms and infrastructure. R&D expenses that do not meet the criteria for capitalization are expensed as incurred. Certain development expenses are capitalized under the provisions of the applicable authoritative guidance, whereby the Company capitalizes costs associated with website and internal-use software systems that have reached the application development stage.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes tax benefits from uncertain tax positions if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Company has no unrecognized tax benefits at December 31, 2020 and 2019.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is recognized as an expense in the financial statements and is measured at the fair value of the award. The Company recognizes compensation expense for stock awards based on grant date fair value using the Black-Scholes option-pricing model.

The Company adopted Accounting Standards Update (“ASU”) 2018-07, Improvements to Non-employee Share-Based Payment Accounting (“ASU 2018-07”), on January 1, 2020. Prior to January 1, 2020, the Company calculated the fair value of awards to non-employees on the date of grant in the same manner as employee stock-based awards, however, the unvested portion of the awards were revalued at the end of each reporting period and the pro-rata compensation expense was adjusted accordingly until such time the non-employee award was fully vested. The adoption of this ASU did not have material impact on the consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2020.

The following table summarizes stock-based compensation cost included in the consolidated statements of operations (in thousands):

	Years Ended December 31,
	2020	2019	2018
Cost of revenue, excluding depreciation and amortization	$109	$353	$1,436
Sales and marketing	60	658	1,442
General and administrative	977	1,446	1,505
Research and development	43	356	637
	$1,189	$2,813	$5,020

The Company recognized no income tax benefit in the consolidated statements of operations for stock-based compensation arrangements in 2020, 2019 or 2018.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) includes certain changes in stockholders’ equity that are excluded from net income (loss) such as cumulative foreign currency translation adjustments, unrealized gains or losses on marketable securities, and comprehensive income (loss) attributed to the redeemable noncontrolling interest.

Foreign Currency

Foreign Currency

The functional currency of the substantial majority of our foreign subsidiaries is in the local currency. The financial statements of these subsidiaries are translated into U.S. dollars using month-end rates of exchange for assets and liabilities, and average rates of exchange for revenue, costs and expenses. Translation gains and losses are recorded in accumulated other comprehensive loss in stockholders’ equity. Transaction gains and losses including intercompany transactions denominated in a currency other than the functional currency of the entity involved are included in foreign exchange gain (loss) within other income, net in the consolidated statements of operations.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

On January 1, 2020, we adopted ASU 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, an accounting standard that improved the effectiveness of fair value measurement disclosures and modified the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in Financial Accounting Standards Board (“FASB”) Concepts Statement, Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The adoption of this ASU did not have material impact on the condensed consolidated financial statements.

On January 1, 2021, we adopted the amended guidance in ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, which aligns the accounting for capitalizing production costs of episodic television series with the guidance for films. As a result, the capitalization of costs incurred to produce episodic television series is no longer limited to the amount of revenue contracted in the initial market until persuasive evidence of a secondary market exists. In addition, under this guidance we test our film costs for impairment on a title-by-title basis or together with other films and series as part of a group, based on the predominant monetization strategy of the film or series. Further, for film costs monetized in a film group, the guidance requires any change to the estimated life of the film or television series to be accounted for prospectively. The guidance eliminates existing balance sheet classification guidance and adds new disclosure requirements relating to costs for acquired and produced films and television series. The adoption of this guidance did not have a material impact on the condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements

On January 1, 2020, we adopted ASU 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, an accounting standard that improved the effectiveness of fair value measurement disclosures and modified the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in Financial Accounting Standards Board (“FASB”) Concepts Statement, Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The adoption of this ASU did not have material impact on the consolidated financial statements.

On January 1, 2019, we adopted Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (ASC) Topic 605, Revenue Recognition (Topic 605), using the modified retrospective transition method applied to those contracts that were not completed as of January 1, 2019. The impact of adopting the new revenue standard was not material to our consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2019.

Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes existing guidance on accounting for leases in Leases (Topic 840) and generally requires leased assets and lease liabilities to be recognized on the balance sheet. The ASU is effective for the Company for annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the impact of adopting ASU 2016-02 on the Company’s condensed consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), which changes the impairment model for most financial assets, including accounts receivable, and replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The guidance is effective for the Company for interim and annual periods beginning after December 15, 2022, with early adoption permitted. The Company is currently assessing the timing and impact of adopting ASU 2016-13 on the Company’s condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. ASU 2018-15 is effective for the Company for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption of this guidance is permitted and the amendments in this update should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company plans to adopt this guidance for the year ending December 31, 2021 and is currently evaluating the impact of the adoption of this guidance on the condensed consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The guidance is effective for the Company for annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the timing and impact of adopting the new guidance on the Company’s condensed consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes existing guidance on accounting for leases in Leases (Topic 840) and generally requires leased assets and lease liabilities to be recognized on the balance sheet. The ASU is effective for the Company for annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the timing and impact of adopting ASU 2016-02 on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), which changes the impairment model for most financial assets, including accounts receivable, and replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The guidance is effective for the Company for interim and annual periods beginning after December 15, 2022, with early adoption permitted. The Company is currently assessing the timing and impact of adopting ASU 2016-13 on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. ASU 2018-15 is effective for the Company for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption of this guidance is permitted and the amendments in this update should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company plans to adopt this guidance for the year ending December 31, 2021 and is currently evaluating the impact of the adoption of this guidance on the consolidated financial statements.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, which aligns the accounting for capitalizing production costs of episodic television series with the guidance for films. As a result, the capitalization of costs incurred to produce episodic television series will no longer be limited to the amount of revenue contracted in the initial market until persuasive evidence of a secondary market exists. In addition, this guidance requires an entity to test for impairment of films or television series on a title-by-title basis or together with other films and series as part of a group, based on the predominant monetization strategy of the film or series. Further, this guidance requires that an entity reassess estimates of the use of a film or series in a film group and account for changes, if any, prospectively. In addition, this guidance eliminates existing balance sheet classification guidance and adds new disclosure requirements relating to costs for acquired and produced films and television series. The ASU is effective for the Company for annual and interim periods beginning after December 15, 2020. Early adoption is permitted. The Company does not expect the adoption of this guidance to have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The guidance is effective for the Company for annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently assessing the timing and impact of adopting the new guidance on the Company’s consolidated financial statements.